Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Company has adopted a preapproved defined contribution plan (the Preapproved Plan) sponsored by the Trustee. The Internal Revenue Service has determined and informed the Preapproved Plan sponsor by a favorable opinion letter dated June 30, 2020, that the Preapproved Plan is designed in accordance with the applicable sections of the Code. The Preapproved Plan's opinion letter is being relied on by the Plan. The Plan Administrator believes the Plan is designed and is being operated in compliance with the applicable provisions of the Code. The Plan Administrator had indicated it will take necessary steps, if any, to maintain the Plan’s tax-exempt status.